ASSETS HELD FOR SALE	12 Months Ended
Dec. 31, 2018
ASSETS HELD FOR SALE
ASSETS HELD FOR SALE

NOTE 44 - ASSETS HELD FOR SALE

	12/31/2018	12/31/2017
Generation	3,365,208	—
Transmission	790,226	—
Distribution	11,268,925	5,825,879
Total assets classified as held for sale	15,424,359	5,825,879
Generation	1,691,745	—
Transmission	4,299	—
Distribution	8,598,923	7,630,670
Total liabilities associated to assets classified as held for sale	10,294,967	7,630,670

Distribution

On November 8, 2017, the Board of the Investment Partnership Program of the Presidency of the Republic (CPPI) approved Resolution No. 20 containing the minimum conditions and prices for disposal by Eletrobras of the shares representing its shareholding in the then subsidiaries CEAL, CEPISA, Eletroacre, Amazonas Distribuidora, Boa Vista and CERON.

During the third and fourth quarters of 2018, the Company concluded the sale of the shareholding control of the distributors CEPISA, Eletroacre, Boa Vista and Ceron, further details can be observed in note 45.

The subsidiaries Amazonas Distribuidora and CEAL had their auctions carried out on December 10, 2018 and December 28, 2018, respectively. The sales of these distributors were concluded with the signing of the contracts for the purchase and sale of Shares that occurred on March 18, 2019 for CEAL and April 10, 2019 for Amazonas Distribuidora, as a consequence of not having signed the contracts until the previously informed date, Eletrobras still maintained control, as the significant injection of capital of the new shareholders and some other important milestones were still pending.

Eletrobras considered the IFRS 5 - Non-Current Assets Held for Sale, and evaluated that, as of December 31, 2018, the distributors Companhia Energética de Alagoas and Amazonas Distribuidora reached the classification criteria as held for sale.

The effects of the sales of Amazonas Distribuidora and CEAL should be reflected only in the quarterly information of March 31, 2019 to the extent that the purchase and sale contracts are signed, effecting the transfer of control, whose effect of reduction in the liabilities is expected to be approximately 2.2 billion, without the tax effects, as shown in the table below:

	Amazonas D	Ceal	Total
Net equity of distributors on December 2018	(10,133,182)	(1,030,820)	(11,164,002)
Sale value	50	50	100
Debt conversion / Capital increase up to	8,911,866	50	8,911,916
Net equity after restructuring	(1,221,316)	(1,030,770)	(2,252,086)
Sale effect	1,221,366	1,030,820	2,252,186

The main assets and liabilities of the distributors classified as held for sale on December 31, 2018 are as follows:

	Distribution
	Eletrobras	Ceal	Amazonas D	Eliminations	Total
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018
Cash and cash equivalents	—	44,999	39,872	—	84,871
Customers	—	713,502	808,555	—	1,522,057
Financing and loans	3,240,242	—	—	—	3,240,242
Taxes and social contributions	—	32,382	1,318,423	—	1,350,805
Reimbursement rights	—	10,479	2,982,057	(1,993,859)	998,677
Financial asset	—	1,009,163	2,086,227	—	3,095,390
Fixed assets	—	32,726	139,826	—	172,552
Intangible assets	—	46,025	84,658	—	130,683
Other assets	—	1,154,366	6,682,894	(7,163,612)	673,648
Total assets of the subsidiary classified as held for sale	3,240,242	3,043,642	14,142,512	(9,157,471)	11,268,925

Suppliers	—	369,364	1,974,473	(485,670)	1,858,167
Loans and financing	—	2,474,514	5,322,934	(5,300,585)	2,496,863
Taxes and social contributions	—	241,346	87,759	—	329,105
Provisions for contingencies	—	285,839	1,433,400	—	1,719,239
Other liabilities	—	667,112	3,782,473	(2,254,036)	2,195,549
Liabilities of the subsidiary associated with assets classified as held for sale	—	4,038,175	12,601,039	(8,040,291)	8,598,923

	Eletrobras	Cepisa	Ceron	Eletroacre	Boa Vista	Eliminations	Total
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	31/12/2017	12/31/2017	12/31/2017
Cash and cash equivalents	—	11,547	18,532	10,401	5,358	—	45,838
Customers	—	682,826	284,384	189,610	123,630	—	1,280,450
Financing and loans	1,482,907	—	—	—	—	—	1,482,907
Taxes and social contributions	—	27,401	29,507	9,704	22,893	—	89,505
Reimbursement right	—	19,562	3,963,217	304,530	289,250	(4,421,820)	154,739
Financial asset	—	854,482	1,198,009	429,813	217,846	—	2,700,150
PP&E	—	85,934	69,526	34,040	26,708	—	216,208
Intangible assets	—	49,066	23,390	14,392	5,712	—	92,560
Other assets	—	617,906	419,517	104,554	113,584	(1,492,039)	236,478
Total assets of the subsidiary classified as held for sale	1,482,907	2,348,724	6,006,082	1,097,044	804,981	(5,913,859)	5,825,879

Suppliers	—	203,335	3,415,498	519,003	969,416	(548,881)	4,558,371
Loans and financing	—	2,322,825	1,365,157	508,244	312,254	(3,800,527)	707,953
Taxes and social contributions	—	269,221	77,016	225,606	29,021	—	600,864
Provisions for contingencies	—	169,613	261,876	122,060	61,252	—	614,801
Onerous contract	—	—	167,257	—	2,876	—	170,133
AFAC	—	346,357	—	77,115	89,975	(513,447)	—
Other liabilities	—	434,648	2,878,215	129,564	121,317	(2,585,196)	978,548
Liabilities of the subsidiary associated with assets classified as held for sale	—	3,745,999	8,165,019	1,581,592	1,586,111	(7,448,051)	7,630,670

Generation and Transmission

On February 23, 2018, the Board of Directors of Eletrobras approved the disposal of the equity interests of certain SPEs held by the Company and its subsidiaries. On August 14, 2018, Eletrobras’ Executive Board approved the minimum selling prices of these SPEs divided into 18 lots as shown in the table below. Eletrobras therefore considered IFRS 5, and assessed that, as from September 30, 2018, these SPEs met the classification criteria as held for sale.

Lot	SPEs Wind Generation	Shareholding	Minimum price - SPE	Minimum price - Lot
A	Santa Vitória do Palmar Holding S.A. (EOL Verace I to X) and Chuí Holding S.A. (EOL Chuí I, II, IV and V and Minuano I and II)	78.00%	635,601	635,601
B	Eólica Hermenegildo I S.A.	99.99%	43,445	118,966
	Eólica Hermenegildo II S.A.	99.99%	43,905
	Eólica Hermenegildo III S.A.	99.99%	18,908
	Eólica Chuí IX S.A.	99.99%	12,709
C	Eólica Serra das Vacas Holding S.A.	49.00%	66,720	66,720
	(WPP Serra das Vacas I to IV)
D	Chapada do Piauí I Holding S.A.	49.00%	245,268	475,052
	(WPP Santa Joana IX to XVI)
	Chapada do Piauí II Holding S.A.	49.00%	229,784
	(WPP Santa Joana I, III, IV, V, VII and Santo Augusto IV)
E	Vam Cruz I Participações S.A.	49.00%	132,681	132,681
	(WPP Caiçara I and II and Junco I and II)
F	Brasventos Eolo Geradora de Energia S.A.	49.00%	69,067	171,302
	Rei dos Ventos 3 Geradora de Energia S.A.	49.00%	54,787
	Brasventos Miassaba 3 Geradora de Energia S.A.	49.00%	47,447
G	Geradora e Comercializadora de Energia Elétrica S.A.	49.00%	58,374	58,374
	(WPP Mangue Seco 2)
H	Pedra Branca S.A.	49.00%	53,968	232,593
	São Pedro do Lago S.A.	49.00%	61,449
	Sete Gameleiras S.A.	49.00%	53,826
	Baraúnas I Energética S.A.	49.00%	21,509
	Mussambê Energética S.A.	49.00%	18,925
	Morro Branco I Energética S.A.	49.00%	21,788
	Baraúnas II Energética S.A.	1.50%	649
	Banda de Couro Energética S.A.	1.70%	479
I	Integração Transmissora de Energia S.A	49.00%	277,485	277,485
	(INTESA)
J	Uirapuru Transmissora de Energia S/A	75.00%	87,242	87,242
	(UIRAPURU)
K	Transmissora Matogrossense de Energia S.A.	49.00%	109,530	109,530
	(TME)
L	Brasnorte Transmissora de Energia S.A.	49.71%	77,995	77,995
	(BRASNORTE)
M	Companhia Transirapé de Transmissão	24.50%	34,044	78,376
	(TRANSIRAPÉ)
	Companhia Transleste de Transmissão	24.00%	25,557
	(TRANSLESTE)
	Companhia Transudeste de Transmissão	25.00%	18,776
	(TRANSUDESTE)
N	Empresa de Transmissão do Alto Uruguai S/A	27.42%	39,888	39,888
	(ETAU)
O	Amazônia-Eletronorte Transmissora de Energia S.A.	49.00%	86,249	86,249
	(AETE)
P	Companhia de Transmissão Centroeste de Minas S.A.	49.00%	43,169	43,169
	(CENTROESTE)
Q	Luziânia-Niquelândia Transmissora S.A.	49.00%	49,710	49,710
	(LUZIÂNIA-NIQUELÂNDIA)
R	Manaus Transmissora de Energia S.A.	49.50%	328,621	328,621
	(MANAUS TR)

For lots that presented market value (close to the minimum selling price) below the book value of the investments, the Company concluded that  it needs to follow the IFRS 5 measurement criteria for these assets and recognized in December 2018 a loss of R$ 653 million.

All lots mentioned in the above table have already had their auctions carried out on September 27, 2018, but lots A, B, D, E and G for wind generation in the states of Rio Grande do Sul, Piauí and Rio Grande do Norte and lots Q and R referring to the transmission of electric energy in the states of Goiás, Amapá and Pará, did not receive proposals. The Company remains committed to the planned divestiture plan and continues to maintain efforts to complete the sale of the lots that have not received a proposal and shall carry out a new tender. The sale of auctioned lots will be concluded with the signing of the contract for the purchase and sale of shares according to the schedule established in the privatization auction.

The effects of these sales will be recognized after the end of the transfer of shareholding control, whose estimated amount of effect is a gain on the sale of SPEs that had a sale value higher than the book value of approximately R$ 387 million. The Company expects these sales to happen until the end of the first semester of 2019. The unsold SPEs are being presented as “Assets Held for Sale” as of December 31, 2018 as Management believes that sale is highly probable within the near future.

The main assets and liabilities of Generation and Transmission SPEs classified as held for sale on December 31, 2018 are shown below:

Generation:

	Generation
			Santa Vitória
	Eletrobras	Chesf	do Palmar	Hermenegildo I	Hermenegildo II	Hermenegildo III	Chuí IX	Eliminations	Total
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018
Cash and cash equivalents	—	—	76,719	13,230	10,460	5,894	3,669	—	109,972
Customers	—	—	22,974	1,464	1,311	1,409	433	—	27,591
Taxes and social contributions	—	—	1,229	2,087	2,402	2,351	725	—	8,794
Fixed assets	—	—	1,653,735	193,430	191,613	165,564	54,408	—	2,258,750
Intangible assets	—	—	53,430	11,916	11,477	10,222	3,664	—	90,709
Investments	1,282,083	175,651	—	—	—	—	—	(942,043)	515,691
Other assets	—	—	182,878	51,702	54,777	49,718	14,626	—	353,701
Total assets of the subsidiary classified as held for sale	1,282,083	175,651	1,990,965	273,829	272,040	235,158	77,525	(942,043)	3,365,208

Suppliers	—	—	12,074	403	425	341	124	(388)	12,979
Loans and financing	—	—	900,017	138,891	138,939	118,373	40,014	—	1,336,234
Taxes and social contributions	—	—	2,802	491	462	420	151	—	4,326
Provisions for contingencies	—	—	680	516	528	501	—	—	2,225
AFAC	—	—	—	—	—	11,834	—	(11,834)	—
Other liabilities	—	—	284,124	25,548	23,188	23,924	8,597	(29,400)	335,981
Liabilities of the subsidiary associated with assets classified as held for sale	—	—	1,199,697	165,849	163,542	155,393	48,886	(41,622)	1,691,745

Transmission:

	Transmission
	Eletrobras	Uirapuru	Eliminations	Total
	12/31/2018	12/31/2018	12/31/2018	12/31/2018
Cash and cash equivalents	—	1,999	—	1,999
Customers	—	3,030	—	3,030
Financial assets	—	65,333	—	65,333
Investment	760,299	—	(41,434)	718,865
Other assets	—	999	—	999
Total assets of the subsidiary classified as held for sale	760,299	71,361	(41,434)	790,226
Suppliers	—	6,341	(6,175)	166
Taxes and social contributions	—	107	—	107
Other liabilities	—	9,668	(5,642)	4,026
Liabilities of the subsidiary associated with assets classified as held for sale	—	16,116	(11,817)	4,299